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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Matador Capital Management

Address: 200 1st Avenue North, Suite 203
         St. Petersburg, FL 33701



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sean McCullagh
Title: Supervisor
Phone: 212 251-3151


Signature, Place, and Date of Signing:

 /s/ Sean McCullagh               New York, NY                 10-14-2003
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name


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                           FORM 13F INFORMATION TABLE

     COLUMN 1              COLUMN 2     COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6         COLUMN 7          COLUMN 8
------------------      --------------  --------     --------    ----------  --------------------  --------    --------------------
                                                                  SHRS OR
                                                                  PRN AMT    SHARED
                                                                  SH/ PUT/    Sole  SHARED  OTHER    OTHER       VOTING AUTHORITY
  NAME OF ISSUER        TITLE OF CLASS   CUSIP         VALUE      PRN CALL    (A)     (B)    (C)    MANAGERS   SOLE    SHARED  NONE
------------------      --------------  --------     --------     --------   ------  -----  -----   --------   ------  -----   -----

A H BELO CORP SER A--W/RTS    COMMON    080555105  12,125,000.00   500,000     X     EVER                     500,000
ABGENIX INC                   OTC EQ    00339B107   4,347,000.00   300,000     X     EVER                     300,000
ALLIED WASTE INDUSTRIES IN    COMMON    019589308    211,680.00     19,600     X     EVER                     19,600
APAC CUSTOMER SERVICES INC    OTC EQ    00185E106    230,000.00     92,000     X     EVER                     92,000
AT&T WIRELESS SERVICES INC    COMMON    00209A106  20,315,030.00  2,483,500    X     EVER                    2,483,500
BIO IMAGING TECHNOLOGIES I    COMMON    09056N103    372,600.00     54,000     X     EVER                     54,000
BIOSOURCE INTERNATIONAL IN    OTC EQ    09066H104   2,175,000.00   300,000     X     EVER                     300,000
BURLINGTON RESOURCES INC      COMMON    122014103   7,230,000.00   150,000     X     EVER                     150,000
CAPSTONE TURBINE CORP         OTC EQ    14067D102    472,311.00    249,900     X     EVER                     249,900
CASELLA WASTE SYSTEMS INC     OTC EQ    147448104   7,187,500.00   575,000     X     EVER                     575,000
CATALINA MARKETING CORP       COMMON    148867104   3,417,750.00   225,000     X     EVER                     225,000
CENDANT CORP                  COMMON    151313103  11,214,000.00   600,000     X     EVER                     600,000
DATATRAK INTL INC             OTC EQ    238134100    687,240.00    149,400     X     EVER                     149,400
***DENBURY RESOURCES INC N    COMMON    247916208   4,944,000.00   400,000     X     EVER                     400,000
DEVRY INC-DEL                 COMMON    251893103  29,101,800.00  1,230,000    X     EVER                    1,230,000
DOUBLECLICK INC               OTC EQ    258609304  20,768,209.00  1,926,550    X     EVER                    1,926,550
EL PASO CORPORATION           COMMON    28336L109   2,190,000.00   300,000     X     EVER                     300,000
FORGENT NETWORKS INC          OTC EQ    34629U103    330,000.00    100,000     X     EVER                     100,000
HARSCO CORP                   COMMON    415864107  19,235,000.00   500,000     X     EVER                     500,000
HYCOR BIOMEDICAL INC          OTC EQ    448623108    356,902.00     68,900     X     EVER                     68,900
IMPCO TECHNOLOGIES INC        OTC EQ    45255W106   1,631,892.00   227,600     X     EVER                     227,600
IVITROGEN CORP                OTC EQ    46185R100  66,515,120.00  1,148,000    X     EVER                    1,148,000
LABORATORY CORP AMER HLDGS    COMMON    50540R409  17,951,850.00   625,500     X     EVER                     625,500
LIBERTY MEDIA CORP            COMMON    530718105  35,903,466.00  3,601,150    X     EVER                    3,601,150
LINDSAY MANUFACTURING CO      COMMON    535555106    949,725.00     47,250     X     EVER                     47,250
LODGENET ENTERTAINMENT COR    OTC EQ    540211109   5,101,050.00   329,100     X     EVER                     329,100
MACROMEDIA INC                OTC EQ    556100105   2,447,000.00   100,000     X     EVER                     100,000
MEDAREX INC                   OTC EQ    583916101   2,360,000.00   400,000     X     EVER                     400,000
MIRANT CORP                   OTC EQ    604675108    123,500.00    200,000     X     EVER                     200,000
NCR CORP                      COMMON    62886E108  14,260,500.00   450,000     X     EVER                     450,000
NEW HORIZONS WORLDWIDE INC    OTC EQ    645526104   1,806,650.00   314,200     X     EVER                     314,200
NTN COMMUNICATIONS INC NEW    COMMON    629410309    289,000.00    100,000     X     EVER                     100,000
OAKLEY INC                    COMMON    673662102   5,000,000.00   500,000     X     EVER                     500,000
OPLINK COMMUNICATIONS INC     OTC EQ    68375Q106   1,265,000.00   500,000     X     EVER                     500,000
PRIORTY HEALTH CARE CORP-C    OTC EQ    74264T102   3,914,000.00   190,000     X     EVER                     190,000
PROTEIN DESIGN LABS INC       OTC EQ    74369L103   9,132,500.00   650,000     X     EVER                     650,000
PROTON ENERGY SYSTEM INC      OTC EQ    74371K101   1,019,720.00   392,200     X     EVER                     392,200
QUANTUM FUEL SYS TECHNOLOG    OTC EQ    74765E109   2,848,500.00   422,000     X     EVER                     422,000
RENAISSANCE LEARNING INC      OTC EQ    75968L105   9,794,000.00   415,000     X     EVER                     415,000
REPUBLIC SERVICES INC         COMMON    760759100  36,224,000.00  1,600,000    X     EVER                    1,600,000
SCHOLASTIC CORP               OTC EQ    807066105   4,606,400.00   160,000     X     EVER                     160,000
SCHOOL SPECIALTY INC          OTC EQ    807863105   3,599,596.00   127,600     X     EVER                     127,600
STRATEGIC DIAGNOSTICS INC     OTC EQ    862700101   1,037,500.00   250,000     X     EVER                     250,000
SYNOVUS FINANCIAL CORP        COMMON    87161C105   4,998,000.00   200,000     X     EVER                     200,000
TROJAN TECHNOLOGIES INC         CEQ     896924107    297,897.00     50,000     X     EVER                     50,000
WASTE CONNECITONS INC         COMMON    941053100  17,545,000.00   500,000     X     EVER                     500,000
WATERS CORP                   COMMON    941848103  11,672,837.00   425,550     X     EVER                     425,550
WEBMD CORP                    OTC EQ    94769M105   5,593,750.00   625,000     X     EVER                     625,000
WILLIAMS COMPANIES INC        COMMON    969457100  56,600,070.00  6,008,500    X     EVER                    6,008,500

                                                  471,399,545.00